ACCOUNTING POLICIES - New standards (Details) R in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2019 USD ($)	Jan. 01, 2019 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Accounting policies
Right-of-use assets			R 360.9
Lease liabilities.			382.8
Accumulated loss			(15,433.7)	R (15,495.8)	R (13,257.6)
Tax provision			R (1,733.0)	1,083.8	R (2,946.6)
IFRS 16
Accounting policies
Right-of-use assets		R 302.0
Lease liabilities.		302.0		R 302.0
Accumulated loss		R 0.0
South Africa Region [Member]
Accounting policies
Incremental borrowing rate (as a percent)		9.22%
US Region/ Stillwater
Accounting policies
Incremental borrowing rate (as a percent)		4.05%
US Region/ Stillwater | IFRIC 23 Uncertainty Over Income Tax Treatments [Member]
Accounting policies
Tax provision	$ 8.8	R 123.2